POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 28, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

On October 1, 2012, PowerShares KBW Capital Markets Portfolio will no longer engage in securities lending. Accordingly, the following change to the Prospectus is made effective on that date:

•  On page 85, the subsection titled "Securities Lending" under the section titled "Non-Principal Investment Strategies" is deleted and replaced with the following:

Securities Lending

Each of PowerShares KBW Bank Portfolio, PowerShares KBW Regional Banking Portfolio and PowerShares KBW Insurance Portfolio lends its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-2 092812

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 28, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

On October 1, 2012, PowerShares KBW Capital Markets Portfolio will no longer engage in securities lending, and Brown Brothers Harriman & Co. will become the securities lending agent for PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. Accordingly, the following changes to the Statement of Additional Information are made effective on that date:

•  On page 19, the first paragraph of the subsection titled "Investment Risks—Lending Portfolio Securities" under the section titled "Investment Strategies and Risks" is deleted and replaced with the following:

Lending Portfolio Securities. PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio and certain Underlying ETFs into which PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio invest, each may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. Each of the foregoing Funds and each of the Underlying ETFs that is a PowerShares ETF may lend portfolio securities to the extent of one-third of its total assets. A Fund or PowerShares ETF will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the adviser's judgment, the potential income earned would justify the risks.

•  On page 101, the subsection titled "Securities Lending Agents" under the section titled "Management" is deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares

KBW Bank Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio and PowerShares S&P SmallCap Consumer Staples Portfolio. Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio. In their capacity as securities lending agents, each of BBH and Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of each Fund engaged in securities lending and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each of the respective Funds they serve, and such fees will be calculated on, and deducted from, that Fund's securities lending revenues.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-5 092812